Segmented information:	12 Months Ended
Dec. 31, 2012
Segmented information:
Segmented information:

24.       Segmented information:

In December 2012, the Company realigned its business units to focus on product commercialization and global partnerships development.  To accommodate the variety in product, system and service solutions, Westport has created three new reportable operating segments. The financial information for the Company’s business segments evaluated by the Company’s chief operating decision maker (“CODM”) includes the results of the CWI and WWI as if it were consolidated, which is consistent with the way Westport manages its business segments.  As CWI and WWI is accounted for under the equity method of accounting, an adjustment is reflected in the tables below to reconcile the segment measures to the Company’s consolidated measures.

The Company’s business operates in six reportable operating segments:

•     Applied Technologies, designs, produces, and sells compressed natural gas (CNG), liquefied petroleum gas (LPG), and liquefied natural gas (LNG) components and subsystems for natural gas vehicles of all types;

•     On-Road Systems, engineers, designs, and markets complete vehicle systems from automotive to trucking applications and industrial systems to Westport’s existing OEM customers;

•     New Markets and Off-Road Systems, engineers, designs, and markets Westport proprietary natural gas technologies, including the WestportTM high pressure direct injection (HPDI) technology, and fuel systems for the off-road, large-engine applications such as mine trucks, locomotives, workboats, and petroleum exploration equipment;

•     Corporate and Technology Investments, which includes corporate costs such as research and development, general and administrative, marketing, interest and other charges, foreign exchange and depreciation that cannot be attributed to a particular segment and are incurred by all segments;

•     CWI which serves the medium- to heavy-duty engine markets. The fuel for CWI engines is typically carried on vehicles as compressed natural gas or liquefied natural gas; and

•     WWI develops, manufactures, and sells advanced, alternative fuel engines and parts that are widely used in city bus, coach, and heavy-duty truck applications in China or exported to other regions globally.

These reporting segments offer different products and services and are managed separately as each business requires different technology and marketing strategies.

Comparative periods have been recast to conform to current segment presentation.

The accounting policies for the reportable segments are consistent with those described in note 2.  The CODM evaluates segment performance based on the net operating income (loss), which is before income taxes and does not include depreciation and amortization, foreign exchange gains and losses, bank charges, interest and other expenses, interest and other income, and gain on sale of long-term investments.  The Company did not record any intersegment sales or transfers for the year ended December 31, 2012, nine months ended December 31, 2011 and the year ended March 31, 2011.

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011
		(Restated – note 2(a))	(Restated – note 2(a))

Revenue:
Applied Technologies	$91,675	$55,064	$22,053
On-Road Systems	40,706	22,451	6,594
Corporate and Technology Investments	23,245	10,181	8,128
CWI	198,015	138,844	111,287
WWI	272,086	84,917	53,127
Total segment revenues	625,727	311,457	201,189
Less: equity investees’ revenues	470,101	223,761	164,414
Total consolidated revenues	$155,626	$87,696	$36,775

Net operating income (loss) excluding depreciation and amortization, foreign exchange loss (gain) and bank charges and other:
Applied Technologies	$10,868	$1,051	$(5,170)
On-Road Systems	(43,503)	(32,625)	(19,985)
New Markets and Off-Road Systems	(12,324)	(2,670)	—
Corporate and Technology Investments	(50,022)	(19,767)	(15,698)
CWI	35,368	42,832	25,399
WWI	9,765	4,879	3,373
Net segment operating loss	(49,848)	(6,300)	(12,081)
Less: equity investees’ operating income	45,133	47,711	28,772
Net consolidated operating loss excluding depreciation and amortization, foreign exchange loss (gain) and bank charges and other:	$(94,981)	$(54,011)	$(40,853)
Depreciation and amortization:
Applied Technologies	$(7,905)	$(5,048)	$(1,305)
On-Road Systems and Corporate	(3,490)	(1,152)	(2,070)
	(11,395)	(6,200)	(3,375)

Net consolidated operating loss before foreign exchange loss (gain), bank changes, interest and other:	(106,376)	(60,211)	(44,228)

Foreign exchange loss (gain), bank changes, interest and other	1,922	(1,136)	3,735

Loss before undernoted	(108,298)	(59,075)	(47,963)

Interest on long-term debt and other income (expense), net	(4,928)	(2,337)	(2,385)
Income from investment accounted for by the equity method (note 7)	16,190	14,458	8,627

Loss before income taxes	$(97,036)	$(46,954)	$(41,721)

Total additions to long-lived assets excluding business combinations:	$31,566	$13,392	$3,613

It is impracticable for the Company to allocate additions to long lived assets to the new reporting segment.

It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers.  For the year ended December 31, 2012, 38% (nine months ended December 31, 2011 — 28%; year ended March 31, 2011 - 11%) of the Company’s product and service revenues were from sales in the Americas (including the United Sates), 9% (nine months ended December 31, 2011 — 15%; year ended March 31, 2011 - 12%) from sales in Asia (including China), and 53% (nine months ended December 31, 2011 — 57%; year ended March 31, 2011 - 77%) from sales elsewhere (including Italy).  The Company’s revenue earned from Canadian customers is not significant and has been included in revenue from sales in the Americas.

Total goodwill of $51,711 was allocated to Applied Technologies and $5,168 On-Road Systems reporting segments.

As at December 31, 2012, total long-term investments of $18,544 (December 31, 2011 - $25,670) was allocated to the Corporate segment and $574 (December 31, 2011 - $637) was allocated to the On-Road Systems. Total assets are allocated as follows:

	December 31, 2012	December 31, 2011
		(Restated – note 2(a))

Applied Technologies	$161,206	$169,898
On-Road Systems	85,401	49,347
Corporate and unallocated assets	243,470	106,517
CWI	69,577	72,436
WWI	86,997	41,911
	$646,651	$440,109
Less: equity investees’ total assets	156,574	114,347

Total consolidated assets	$490,077	$325,762

The Company’s long-lived assets consist of property, plant and equipment, intangible assets and goodwill.

Long-lived assets information by geographic area:

	December 31, 2012	December 31, 2011
	(Restated- note 2(a))	(Restated- note 2(a))

Italy	$99,099	$105,601
Canada	29,707	16,294
United States	12,463	1,312
Sweden	7,720	5,378
China	6,524	3,087
Australia	601	32
	$156,114	$131,704
Less: equity investees’ long-lived assets	5,826	3,900

Total consolidated long-lived assets	$150,288	$127,804